Deposits	12 Months Ended
Dec. 31, 2023
Deposits
Deposits

5. Deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is denominated in United States Dollars.

	December 31,	December 31,
	2023	2022

Prepaid expenses	$8,164	$-
Building	43,309	43,309
Aircraft	198,444	203,280
	249,917	246,589